SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION
The following table summarizes supplemental cash flow information and non-cash activities:

	2021	2020
Net income taxes paid	$3,049	$3,333
Net Interest paid	86	739
Discount fees paid (note 27 (d))	107	414

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows:

	2021	2020
Cash and cash equivalents	$76,784	$160,560
Restricted cash	100	10,864
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	$76,884	$171,424

As at December 31, 2021, nil (2020 — $10,000) was held in escrow related to the divestiture of the Automotive Business and $100 (2020 — $100) was held in escrow related to certain vendor obligations. We collected nil from trade receivables sold to CIBC under our Accounts Receivable Purchase Agreement which have not been remitted to CIBC as at December 31, 2021 (2020 — $764). See note 27(d).